Assets written off / loss on sale of assets and others (net) - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Assets [abstract]
Assets tangible and intangible written off	₨ 5,626.8	₨ 1,993.3	₨ 6,784.5
Gain loss on sale of assets	₨ (2,532.2)	₨ 1,132.6	₨ 6,402.2